Collaboration and License Agreements - AskBio (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration expense	$ 19,188	$ 24,319	$ 112,420	$ 96,239	$ 89,674
AskBio License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration expense	$ 0	$ 100	$ 100	$ 900
Cost share percentage	50.00%	50.00%	50.00%	50.00%